Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right-of-use assets
Right-of-use assets at beginning of year	€ 54,797	€ 21,677
Right-of-use assets at end of year	45,468	54,797
Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	54,696	21,646
Right-of-use assets at end of year	45,390	54,696
Company cars
Right-of-use assets
Right-of-use assets at beginning of year	101	31
Right-of-use assets at end of year	78	101
Cost
Right-of-use assets
Right-of-use assets at beginning of year	89,561	47,948
Additions	161	41,613
Right-of-use assets at end of year	89,722	89,561
Cost | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	89,369	47,853
Additions	141	41,516
Right-of-use assets at end of year	89,510	89,369
Cost | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	193	95
Additions	20	97
Right-of-use assets at end of year	213	193
Accumulated depreciation and impairment
Right-of-use assets
Right-of-use assets at beginning of year	(34,765)	(26,273)
Depreciation Charge of the year	(9,489)	(8,492)
Right-of-use assets at end of year	(44,254)	(34,765)
Accumulated depreciation and impairment | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	(34,673)	(26,207)
Depreciation Charge of the year	(9,446)	(8,466)
Right-of-use assets at end of year	(44,119)	(34,673)
Accumulated depreciation and impairment | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	(92)	(66)
Depreciation Charge of the year	(43)	(26)
Right-of-use assets at end of year	€ (135)	€ (92)